Trade Payables and Other Current Liabilities - Additional Information) (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of financial liabilities [line items]
Deferred income and prepayments related to government contributions and grants	€ 3,210
Bottom of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	60 days
Top of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	120 days